                                                                                                  February 17, 2010

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:           Post-Effective Amendment No. 18
Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
WRL Freedom Elite Builder (File No. 333-58322/811-4420)
WRL Associate Freedom Elite Builder

Filer CIK No.:  0000778209

Dear Sir or Madam:

On behalf of Western Reserve Life Assurance Co. of Ohio and WRL Series Life Account (the “Account”), we have enclosed for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(b) thereunder, and (2) the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 18 (“Amendment”) to the Form N-6 Registration Statement of the WRL Freedom Elite Builder (the “Policy”) and the WRL Associate Freedom Elite Builder (the “Associate” policy) being funded through the Account. This filing has been marked to show changes from the last post-effective amendment for the Policy.

The purpose of this “a” filing is to combine the WRL Freedom Elite Builder and the employee variation, WRL Associate Freedom Elite Builder into one prospectus.  Previously, we filed each product as a stand-alone prospectus (Associate Policy – File #333-157211).  The information for the Associate Policy appears as a supplement to the Policy as it is intended for limited distribution and has reduced fees.

This Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 (“1933 Act”).

If you have any questions concerning this filing, please do not hesitate to call Arthur D. Woods, Esq. at (727) 299-1830 or me at (727) 299-1747.

                                                                                  Very truly yours,

                                                                                  /s/ Gayle A. Morden
                                                                                  Gayle A. Morden
                                                                                  Compliance Manager – Life Products
Enclosures
cc:  Arthur D. Woods, Esq.
      Mary Jane Wilson-Bilik, Esq.